Equity - Schedule of appropriation of retained earnings (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 TWD ($)
Appropriation of earnings	$ 16,559,193	$ 553,634		$ (11,415,198)
Dividends per share | (per share)		$ 0.1	$ 2.50
Legal reserve [member]
Appropriation of earnings	2,203,895	$ 73,684		$ 2,168,034
Special reserve [member]
Appropriation of earnings	3,548,844	118,651
Cash dividends [member]
Appropriation of earnings	$ 10,806,454	$ 361,299